UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 1540 Broadway
         38th Floor
         New York, NY  10036

13F File Number:  028-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     First Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

 /s/  Joseph Mastoloni     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $5,977,935 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    83115  1266215 SH       SOLE                  1266215        0        0
ALTRIA GROUP INC               COM              02209S103    81195  2575456 SH       SOLE                  2575456        0        0
AMAZON COM INC                 COM              023135106    47250   204950 SH       SOLE                   204950        0        0
APPLE INC                      COM              037833100     8070    13563 SH       SOLE                    13563        0        0
BAIDU INC                      SPON ADR REP A   056752108   738340  7064519 SH       SOLE                  7064519        0        0
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109   190325  7157972 SH       SOLE                  7157972        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102    62170   971085 SH       SOLE                   971085        0        0
BEAM INC                       COM              073730103    11450   206075 SH       SOLE                   206075        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107    24135   242897 SH       SOLE                   242897        0        0
COCA COLA AMTIL LTD            SPONSORED ADR    191085208     7230   258340 SH       SOLE                   258340        0        0
COCA COLA FEMSA S A B DE C V   SPON ADR REP L   191241108   149425  1199290 SH       SOLE                  1199290        0        0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203   650565 16401167 SH       SOLE                 16401167        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601   281330 23950742 SH       SOLE                 23950742        0        0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104   268445  7682310 SH       SOLE                  7682310        0        0
DISNEY WALT CO                 COM DISNEY       254687106    11550   235372 SH       SOLE                   235372        0        0
ECOPETROL S A                  SPONSORED ADS    279158109   272500  4675755 SH       SOLE                  4675755        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106   502135  5698489 SH       SOLE                  5698489        0        0
GRUPO FINANCIERO SANTANDER     SPONSORED ADR    40053C105   422150 31652663 SH       SOLE                 31652663        0        0
GRUPO TELEVISA SA              SPON ADR REP ORD 40049J206   277105 12466949 SH       SOLE                 12466949        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101   512465 13804686 SH       SOLE                 13804686        0        0
JPM (HINDUSTAN UNILEVER LTD)   P-NOTE 01/10/14  48125D456    30300  2996991 SH       SOLE                  2996991        0        0
JPM (NESTLE INDIA LTD)         P-NOTE 09/08/15  48124F395    15870   182612 SH       SOLE                   182612        0        0
JPM (INDRAPRASTHA GAS LTD)     P-NOTE 09/08/16  48124F791      880   185847 SH       SOLE                   185847        0        0
JPMORGAN CHASE & CO            COM              46625H100   116555  2821727 SH       SOLE                  2821727        0        0
LAS VEGAS SANDS CORP           COM              517834107    57675  1252366 SH       SOLE                  1252366        0        0
MASTERCARD INC                 CL A             57636Q104   134820   295147 SH       SOLE                   295147        0        0
MCDONALDS CORP                 COM              580135101    74560   866817 SH       SOLE                   866817        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    41370   675466 SH       SOLE                   675466        0        0
MONDELEZ INTL INC              COM              609207105    24490   922700 SH       SOLE                   922700        0        0
NEWCREST MNG LTD               SPONSORED ADR    651191108    12965   467253 SH       SOLE                   467253        0        0
PHILIP MORRIS INTL INC         COM              718172109   410690  4679180 SH       SOLE                  4679180        0        0
PHILIPPINE LONG DISTANCE TEL   SPONSORED ADR    718252604    18630   293229 SH       SOLE                   293229        0        0
PRAXAIR INC                    COM              74005P104    16920   159313 SH       SOLE                   159313        0        0
REYNOLDS AMERICAN INC          COM              761713106    16540   397175 SH       SOLE                   397175        0        0
STARBUCKS CORP                 COM              855244109    32200   706417 SH       SOLE                   706417        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100   156185  9822965 SH       SOLE                  9822965        0        0
TRANSDIGM GROUP INC            COM              893641100    32505   245700 SH       SOLE                   245700        0        0
US BANCORP DEL                 COM NEW          902973304     8365   251888 SH       SOLE                   251888        0        0
VISA INC                       COM CL A         92826C839    94950   689215 SH       SOLE                   689215        0        0
WAL-MART DE MEX SAB DE CV      ADR              93114W107      550    18710 SH       SOLE                    18710        0        0
WATERS CORP                    COM              941848103    17235   210675 SH       SOLE                   210675        0        0
WELLS FARGO & CO NEW           COM              949746101    42060  1255656 SH       SOLE                  1255656        0        0
YUM BRANDS INC                 COM              988498101    20670   294800 SH       SOLE                   294800        0        0
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